Investment in joint ventures and associates_Changes in the carrying value of investments in joint ventures and associates accounted for using the equity method of accounting (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2020 KRW (₩)		Dec. 31, 2020 USD ($)	Dec. 31, 2019 KRW (₩)		Dec. 31, 2018 KRW (₩)
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		₩ 806,360,000,000			₩ 361,766,000,000		₩ 417,051,000,000
Acquisition cost		973,371,000,000			759,368,000,000		621,299,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		101,077,000,000			83,997,000,000		3,196,000,000
Acquisition		552,368,000,000			389,096,000,000		48,272,000,000
Disposal/Reclassification		(274,498,000,000)			(10,856,000,000)		(93,005,000,000)
Dividends		(187,306,000,000)			(19,242,000,000)		(1,170,000,000)
Business combination		1,249,000,000
Change in capital		(5,959,000,000)			1,599,000,000		(13,144,000,000)
Impairment							(177,000,000)
Others							743,000,000
Ending		993,291,000,000		$ 914,548	806,360,000,000		361,766,000,000
Changes in investments in associates due to accounts transfer							83,286,000,000
Kumho Tire Co., Inc.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning					0		98,933,000,000
Acquisition cost							175,652,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)							(10,451,000,000)
Acquisition							0
Disposal/Reclassification							(83,286,000,000)
Dividends							0
Change in capital							(5,196,000,000)
Impairment							0
Others							0
Ending							0
W Service Networks Co., Ltd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		186,000,000			157,000,000		158,000,000
Acquisition cost		108,000,000			108,000,000		108,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		7,000,000			31,000,000		1,000,000
Acquisition		0			0		0
Disposal/Reclassification		0			0		0
Dividends		(3,000,000)			(2,000,000)		(2,000,000)
Business combination		0
Change in capital		1,000,000			0		0
Impairment							0
Others							0
Ending		191,000,000			186,000,000		157,000,000
Korea Credit Bureau Co., Ltd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		6,845,000,000			6,790,000,000		5,816,000,000
Acquisition cost		3,313,000,000			3,313,000,000		3,313,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		1,370,000,000			190,000,000		1,087,000,000
Acquisition		0			0		0
Disposal/Reclassification		0			0		0
Dividends		(90,000,000)			(135,000,000)		(113,000,000)
Business combination		0
Change in capital		0			0		0
Impairment							0
Others							0
Ending		8,125,000,000			6,845,000,000		6,790,000,000
Korea Finance Security Co., Ltd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		3,287,000,000			3,456,000,000		3,519,000,000
Acquisition cost		3,267,000,000			3,267,000,000		3,267,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		(221,000,000)			(169,000,000)		(10,000,000)
Acquisition		0			0		0
Disposal/Reclassification		0			0		0
Dividends		0			0		(54,000,000)
Business combination		0
Change in capital		0			0		1,000,000
Impairment							0
Others							0
Ending		3,066,000,000			3,287,000,000		3,456,000,000
Chin Hung International Inc.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		51,176,000,000	[1],[2]		44,741,000,000	[1]	45,101,000,000
Acquisition cost		0			130,779,000,000		130,779,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		(742,000,000)			6,426,000,000		1,206,000,000
Acquisition		0			0		0
Disposal/Reclassification		(50,411,000,000)			0		0
Dividends		0			0		0
Business combination		0
Change in capital		(23,000,000)			9,000,000		(1,725,000,000)
Impairment							0
Others							159,000,000
Ending		0			51,176,000,000	[1],[2]	44,741,000,000	[1]
Poonglim Industrial Co., Ltd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning					0		0
Acquisition cost							13,916,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)							0
Acquisition							0
Disposal/Reclassification							0
Dividends							0
Change in capital							0
Impairment							0
Others							0
Ending							0
STX Corporation
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning					0		6,947,000,000
Acquisition cost							50,760,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)							(816,000,000)
Acquisition							0
Disposal/Reclassification							(5,865,000,000)
Dividends							0
Change in capital							(266,000,000)
Impairment							0
Others							0
Ending							0
Saman Corporation
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		849,000,000	[3]		1,014,000,000		1,254,000,000
Acquisition cost		0			8,521,000,000		8,521,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		(432,000,000)			(198,000,000)		(98,000,000)
Acquisition		0			0		0
Disposal/Reclassification		(466,000,000)			0		0
Dividends		0			0		0
Business combination		0
Change in capital		49,000,000			33,000,000		35,000,000
Impairment							(177,000,000)
Others							0
Ending		0			849,000,000	[3]	1,014,000,000
Woori Growth Partnerships New Technology Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		19,212,000,000			25,091,000,000		27,611,000,000
Acquisition cost		16,938,000,000			18,666,000,000		25,847,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		(2,240,000,000)			1,466,000,000		950,000,000
Acquisition		0			309,000,000		360,000,000
Disposal/Reclassification		(1,728,000,000)			(7,490,000,000)		(3,346,000,000)
Dividends		(212,000,000)			(164,000,000)		(484,000,000)
Business combination		0
Change in capital		0			0		0
Impairment							0
Others							0
Ending		15,032,000,000			19,212,000,000		25,091,000,000
2016KIF-IMM Woori Bank Technology Venture Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		15,141,000,000			15,300,000,000		6,840,000,000
Acquisition cost		11,893,000,000			12,385,000,000		15,000,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		1,240,000,000			1,193,000,000		0
Acquisition		0			0		8,160,000,000
Disposal/Reclassification		(492,000,000)			(2,615,000,000)		0
Dividends		(1,088,000,000)			0		0
Business combination		0
Change in capital		(1,563,000,000)			1,263,000,000		300,000,000
Impairment							0
Others							0
Ending		13,238,000,000			15,141,000,000		15,300,000,000
K BANK Co., Ltd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		31,254,000,000	[2],[3]		43,709,000,000	[1]	31,735,000,000
Acquisition cost		236,232,000,000			73,150,000,000		67,343,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		(18,334,000,000)			(18,233,000,000)		(10,705,000,000)
Acquisition		163,082,000,000			5,807,000,000		21,951,000,000
Disposal/Reclassification		0			0		0
Dividends		0			0		0
Business combination		0
Change in capital		(1,905,000,000)			(29,000,000)		144,000,000
Impairment							0
Others							584,000,000
Ending		174,097,000,000	[2],[3]		31,254,000,000	[2],[3]	43,709,000,000	[1]
Smart Private Equity Fund No.2
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		2,764,000,000			2,890,000,000		2,932,000,000
Acquisition cost		2,915,000,000			2,915,000,000		3,000,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		(1,283,000,000)			(41,000,000)		(42,000,000)
Acquisition		0			0		0
Disposal/Reclassification		0			(85,000,000)		0
Dividends		0			0		0
Business combination		0
Change in capital		0			0		0
Impairment							0
Others							0
Ending		1,481,000,000	[3]		2,764,000,000		2,890,000,000
Woori Bank-Company K Korea Movie Asset Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		3,323,000,000			2,700,000,000		2,957,000,000
Acquisition cost		2,100,000,000			3,000,000,000		3,000,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		365,000,000			623,000,000		(257,000,000)
Acquisition		0			0		0
Disposal/Reclassification		(900,000,000)			0		0
Dividends		0			0		0
Business combination		0
Change in capital		0			0		0
Impairment							0
Others							0
Ending		2,788,000,000			3,323,000,000		2,700,000,000
Well to Sea No.3 Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		209,023,000,000	[2]		197,393,000,000	[1]	182,309,000,000
Acquisition cost		0			101,483,000,000		101,992,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		87,180,000,000			30,343,000,000		22,546,000,000
Acquisition		0			0		0
Disposal/Reclassification		(117,170,000,000)			0		(508,000,000)
Dividends		(178,355,000,000)			(18,836,000,000)		(517,000,000)
Business combination		0
Change in capital		(678,000,000)			123,000,000		(6,437,000,000)
Impairment							0
Others							0
Ending		0			209,023,000,000	[2]	197,393,000,000	[1]
Partner One Value Up I Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		9,908,000,000			9,948,000,000		0
Acquisition cost		10,000,000,000			10,000,000,000		10,000,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		(75,000,000)			(40,000,000)		(52,000,000)
Acquisition		0			0		10,000,000,000
Disposal/Reclassification		0			0		0
Dividends		0			0		0
Business combination		0
Change in capital		(17,000,000)			0		0
Impairment							0
Others							0
Ending		9,816,000,000			9,908,000,000		9,948,000,000
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		4,576,000,000			4,426,000,000		0
Acquisition cost		9,756,000,000			4,576,000,000		4,426,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		0			0		0
Acquisition		5,720,000,000			150,000,000		4,426,000,000
Disposal/Reclassification		(540,000,000)			0		0
Dividends		0			0		0
Business combination		0
Change in capital		0			0		0
Impairment							0
Others							0
Ending		9,756,000,000			4,576,000,000		4,426,000,000
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		4,375,000,000			3,025,000,000		0
Acquisition cost		4,130,000,000			4,375,000,000		3,025,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		0			0		0
Acquisition		75,000,000			1,350,000,000		3,025,000,000
Disposal/Reclassification		(321,000,000)			0		0
Dividends		0			0		0
Business combination		0
Change in capital		0			0		0
Impairment							0
Others							0
Ending		4,129,000,000			4,375,000,000		3,025,000,000
Nomura-Rifa Private Real Estate Investment Trust No.17
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		0			787,000,000		939,000,000
Acquisition cost					1,000,000,000		1,000,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)					(136,000,000)		(152,000,000)
Acquisition					0		0
Disposal/Reclassification					(651,000,000)		0
Dividends					0		0
Change in capital					0		0
Impairment							0
Others							0
Ending					0		787,000,000
Uri Hanhwa Eureka Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		342,000,000			339,000,000		0
Acquisition cost		350,000,000			350,000,000		350,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		61,000,000			3,000,000		(11,000,000)
Acquisition		0			0		350,000,000
Disposal/Reclassification		0			0		0
Dividends		0			0		0
Business combination		0
Change in capital		0			0		0
Impairment							0
Others							0
Ending		403,000,000			342,000,000		₩ 339,000,000
Woori-Shinyoung Growth-Cap Private Equity Fund 1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		11,841,000,000
Acquisition cost		32,480,000,000			12,665,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		7,366,000,000			(824,000,000)
Acquisition		31,363,000,000			12,665,000,000
Disposal/Reclassification		(12,124,000,000)			0
Dividends		(104,000,000)			0
Business combination		0
Change in capital		0			0
Ending		38,342,000,000			11,841,000,000
LOTTE CARD Co., Ltd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[2]	409,444,000,000
Acquisition cost		346,810,000,000			346,000,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		19,692,000,000			63,444,000,000
Acquisition		810,000,000			346,000,000,000
Disposal/Reclassification		0			0
Dividends		(5,710,000,000)			0
Business combination		0
Change in capital		(1,404,000,000)			0
Ending	[2]	422,832,000,000			409,444,000,000
Woori-Q Corporate Restructuring Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		6,046,000,000
Acquisition cost		23,146,000,000			6,129,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		(159,000,000)			(83,000,000)
Acquisition		17,017,000,000			6,129,000,000
Disposal/Reclassification		0			0
Dividends		0			0
Business combination		0
Change in capital		0			0
Ending		22,904,000,000			6,046,000,000
PCC-Woori LP Secondary Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		2,525,000,000
Acquisition cost		7,575,000,000			2,525,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		554,000,000			0
Acquisition		5,049,000,000			2,525,000,000
Disposal/Reclassification		0			0
Dividends		0			0
Business combination		0
Change in capital		0			0
Ending		8,128,000,000			2,525,000,000
Force TEC Co., Ltd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		0
Acquisition cost		0
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		1,542,000,000
Acquisition		0
Disposal/Reclassification		0
Dividends		0
Business combination		0
Change in capital		(1,149,000,000)
Ending		393,000,000			0
Together-Korea Government Private Pool Private Securities Investment Trust No.3
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		0
Acquisition cost		10,000,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		23,000,000
Acquisition		100,000,000,000
Disposal/Reclassification		(90,000,000,000)
Dividends		0
Business combination		0
Change in capital		0
Ending		10,023,000,000			0
Genesis Environmental Energy Company 1st Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		0
Acquisition cost		3,738,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		241,000,000
Acquisition		4,084,000,000
Disposal/Reclassification		(346,000,000)
Dividends		0
Business combination		0
Change in capital		0
Ending		3,979,000,000			0
Union Technology Finance Investment Association
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		0
Acquisition cost		4,500,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		(15,000,000)
Acquisition		4,500,000,000
Disposal/Reclassification		0
Dividends		0
Business combination		0
Change in capital		0
Ending		4,485,000,000			0
Godo Kaisha Oceanos 1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		10,952,000,000
Acquisition cost		10,800,000,000			10,870,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		7,000,000			2,000,000
Acquisition		0			10,870,000,000
Disposal/Reclassification		0			(15,000,000)
Dividends		(850,000,000)			(105,000,000)
Business combination		0
Change in capital		84,000,000			200,000,000
Ending		10,193,000,000			10,952,000,000
Japanese Hotel Real Estate Private Equity Fund 2
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		3,291,000,000
Acquisition cost		3,291,000,000			3,291,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		283,000,000			0
Acquisition		0			3,291,000,000
Disposal/Reclassification		0			0
Dividends		(154,000,000)			0
Business combination		0
Change in capital		(186,000,000)			0
Ending		3,234,000,000			3,291,000,000
Woori High plus G.B. Securities Feeder Fund1(G.B.)
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		0
Acquisition cost		6,000,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		49,000,000
Acquisition		6,141,000,000
Disposal/Reclassification		0
Dividends		0
Business combination		0
Change in capital		(114,000,000)
Ending		6,076,000,000			0
Woori G Senior Loan No.1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		0
Acquisition cost		51,959,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		343,000,000
Acquisition		51,959,000,000
Disposal/Reclassification		0
Dividends		(257,000,000)
Business combination		0
Change in capital		0
Ending		52,045,000,000			0
Woori G Clean Energy No.1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		0
Acquisition cost		1,015,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		9,000,000
Acquisition		1,015,000,000
Disposal/Reclassification		0
Dividends		0
Business combination		0
Change in capital		0
Ending		1,024,000,000			0
Woori Goseong Power EBL Private Special Asset Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		0
Acquisition cost		14,915,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		611,000,000
Acquisition		14,915,000,000
Disposal/Reclassification		0
Dividends		(408,000,000)
Business combination		0
Change in capital		0
Ending		15,118,000,000			0
Woori Seoul Beltway Private Special Asset Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		0
Acquisition cost		5,590,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		97,000,000
Acquisition		5,591,000,000
Disposal/Reclassification		0
Dividends		(75,000,000)
Business combination		0
Change in capital		0
Ending		5,613,000,000			0
AJU TAERIM 1st Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		0
Acquisition cost		1,100,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		(6,000,000)
Acquisition		0
Disposal/Reclassification		0
Dividends		0
Business combination		289,000,000
Change in capital		0
Ending		283,000,000			0
Portone-Cape Fund No.1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		0
Acquisition cost		1,000,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		0
Acquisition		0
Disposal/Reclassification		0
Dividends		0
Business combination		960,000,000
Change in capital		0
Ending		960,000,000			0
KIWOOM PE AJU Investment Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		0
Acquisition cost		1,000,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		(6,000,000)
Acquisition		1,000,000,000
Disposal/Reclassification		0
Dividends		0
Business combination		0
Change in capital		0
Ending		994,000,000			0
Woori FirstValue Private Real Estate Fund No.2
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		0
Acquisition cost		9,000,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		1,184,000,000
Acquisition		0
Disposal/Reclassification		0
Dividends		0
Business combination		0
Change in capital		946,000,000
Ending		2,130,000,000			0
Woori Star50 Master Fund ClassC-F
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		0
Acquisition cost		200,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		(16,000,000)
Acquisition		200,000,000
Disposal/Reclassification		0
Dividends		0
Business combination		0
Change in capital		0
Ending		184,000,000			0
JC Assurance No.2 Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		0
Acquisition cost		29,050,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		0
Acquisition		29,050,000,000
Disposal/Reclassification		0
Dividends		0
Business combination		0
Change in capital		0
Ending		29,050,000,000			0
Dream Company Growth no.1 PEF
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		0
Acquisition cost		7,705,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		0
Acquisition		7,705,000,000
Disposal/Reclassification		0
Dividends		0
Business combination		0
Change in capital		0
Ending		7,705,000,000			0
HMS-Oriens 1st Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		0
Acquisition cost		12,000,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		0
Acquisition		12,000,000,000
Disposal/Reclassification		0
Dividends		0
Business combination		0
Change in capital		0
Ending		12,000,000,000			0
Woori High Plus Short-term High Graded ESG Bond Sec Feeder Inv Trust 1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		0
Acquisition cost		91,092,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		2,382,000,000
Acquisition		91,092,000,000
Disposal/Reclassification		0
Dividends		0
Business combination		0
Change in capital		0
Ending		₩ 93,474,000,000			₩ 0

[1]	The net asset equity amount is after the debt-for-equity swap
[2]	The net asset equity amount is after the debt-for-equity swap, non-controlling etc.
[3]	As a result of conducting an impairment test on the investment stocks of the related companies, the recoverable value was less than the carrying amount and thus the impairment loss was recognized.